Segment Reporting	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment reporting
23.	Segment reporting

Operating segments are identified on the basis of internal reports about components of the Company that are regularly reviewed by the CEO (“Chief Executive Officer”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Company operates in a single business segment which is the business of sales of connectors, assemblies and wire harness. No operating segments have been aggregated to form the following reportable operating segment.

Geographical information and major customers

The Company’s non-current assets (property, plant and equipment and right of use assets) all based in Malaysia.

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Thailand	10,863,491	11,018,521	9,770,530	2,393,564
Malaysia	6,635,737	5,704,747	6,939,140	1,699,936
Switzerland	3,274,015	5,180,589	5,367,333	1,314,878
United States of America	973,061	97,439	99,438	24,360
Others (a)	682,521	420,039	399,285	97,817
	22,428,825	22,421,335	22,575,726	5,530,555

(a)	No revenue from other single country amounted to 3% or more of the Company’s revenue.